Consolidated Balance Sheets - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash and cash equivalents	$ 60,593,191	$ 26,322,047
Current receivables	6,124,231	3,293,692
Other current assets	1,701,969	1,536,135
Total Current Assets	68,419,391	31,151,874
Non-Current Assets
Plant and equipment	40,891	49,356
Intangibles	12,847,248	15,194,807
Right of use assets	268,813	201,215
Other non-current assets	454,190	0
Total Non-Current Assets	13,611,142	15,445,378
TOTAL ASSETS	82,030,533	46,597,252
Current Liabilities
Trade and other payables	4,781,729	2,934,367
Employee benefits	350,135	300,466
Lease liability	208,194	129,412
Total Current Liabilities	5,340,058	3,364,245
Non-Current Liabilities
Convertible note liability	2,526,870	8,789,113
Warrant liability	722,966	949,600
Employee benefits	88,915	61,978
Lease liability	80,113	132,971
Deferred tax liability	0	0
Total Non-Current Liabilities	3,418,864	9,933,662
TOTAL LIABILITIES	8,758,922	13,297,907
NET ASSETS	73,271,611	33,299,345
EQUITY
Contributed equity	313,422,305	242,990,507
Reserves	34,491,526	66,014,899
Accumulated losses	(274,642,220)	(275,706,061)
Equity attributable to the owners of Immutep Limited	73,271,611	33,299,345
TOTAL EQUITY	$ 73,271,611	$ 33,299,345